Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Amount of Other Intangible Assets and the Changes in Carrying Amounts of Other Intangible Assets

The amount of other intangible assets and the changes in the carrying amounts of other intangible assets for the years ended December 31, 2013, 2012 and 2011:

Core Deposits Intangible
Balance, December 31, 2010	$810
Amortization	(291)

Balance December 31, 2011	519
Amortization	(227)

Balance December 31, 2012	292
Amortization	(162)

Balance, December 31, 2013	$130

Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for intangible assets for the subsequent years at December 31, 2013, is as follows:

Year Ending December 31,	Core Deposit Intangible
2014	$97
2015	33

Total	$130